Borrowings (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Borrowings (Details) [Line Items]
Short term loans	$ 279,606		$ 167,453
Interest expense on short term loans	$ 5,822	$ 0
Bear interest rate	6.00%
Loans payable	$ 94,573		$ 87,367
Interest expenses for the bank loans	2,946	0
Car loan	$ 31,739
Annual interest rate	18.00%
Interest expense for car loans	$ 682	$ 0
Minimum [Member]
Borrowings (Details) [Line Items]
Percentage of interest rate	6.00%
Maximum [Member]
Borrowings (Details) [Line Items]
Percentage of interest rate	6.00%
Bank Loans [Member]
Borrowings (Details) [Line Items]
Long-term debt, description	November 2, 2022 to November 1, 2025
Car Loans [Member]
Borrowings (Details) [Line Items]
Long-term debt, description	February 1, 2023 to January 30, 2028
Short-Term Debt [Member]
Borrowings (Details) [Line Items]
Short-term loans	$ 190,516
Jun Zheng [Member]
Borrowings (Details) [Line Items]
Short term loans	$ 89,090